OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 176	$ 55
Government institutions	780	945
Others	243	190
Other accounts receivable and prepaid expenses	$ 1,199	$ 1,190